Capital management	12 Months Ended
Dec. 31, 2025
Capital management
Capital management

21.Capital management

The principle objectives of the Company’s capital management strategy are to optimize the weighted average cost of capital and to achieve a balanced mix of total equity and debt. The dialysis industry, in which the Company has a strong market position in global, growing, and largely non-cyclical markets, is characterized by recurring cash flows. Due to the Company’s payors’ mostly high credit quality, it is able to generate high, stable, predictable, and sustainable cash flows. These generated cash flows allow a reasonable proportion of debt. As of December 31, 2025 and December 31, 2024, total equity and debt were as follows:

Total equity, debt and total assets
in € K
	2025	2024

Total equity including noncontrolling interests	14,282,809	15,768,513
Debt and lease liabilities (including amounts directly associated with assets held for sale)	10,795,605	10,988,807
Total assets	31,002,333	33,566,579
Debt and lease liabilities in % of total assets	34.8	32.7
Total equity in % of total assets (equity ratio)	46.1	47.0

The Company is not subject to any capital requirements provided for in its Articles of Association.

The Company conducts a share buyback program. These shares will be used predominantly to reduce the registered share capital of the Company by cancellation of the acquired shares and, to a significantly lesser extent, may be used for allocations under incentive-based compensation plans (see note 20).

The Company’s financing strategy aims at ensuring financial flexibility, managing financial risks, and optimizing financing costs. Financial flexibility is ensured through maintaining sufficient liquidity. Refinancing risks are limited due to the Company’s balanced maturity profile, which is characterized by a wide range of maturities of up to 2032. When deciding upon the use of available financing instruments, market capacity, investor diversification, financing conditions, and the existing maturity profile are taken into account (see note 17).

The Company’s financing structure and business model are reflected in its credit ratings. The Company is rated investment grade by S&P Global, Moody’s and Fitch. The Company’s current corporate credit ratings and outlooks from the credit rating agencies are provided in the table below:

Rating (1)
	S&P Global	Moody’s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.